Net cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Net cash and cash equivalents
4.1 Net cash and cash equivalents

(CHF in thousands)	12/31/2021	12/31/2020

Cash on hand	3	5
Current bank accounts	419,546	88,567
Digital wallets	5,761	2,070
Fixed deposit	227,771	—
Cash and cash equivalents	653,081	90,642
Current bank overdrafts	—	(46)
Net cash and cash equivalents	653,081	90,595

Digital wallets mainly include deposit account balances at online payment platforms such as PayPal. Current bank overdrafts are repayable on demand and are reported in other current financial liabilities on the balance sheet.

Accounting policies	Cash and cash equivalents include short-term highly liquid assets with a maturity of three months or less. On measures cash and cash equivalents at amortized costs. On does not recognize any credit impairment losses on these assets as the related credit risk is considered to be insignificant due to their short-term maturity and the external counterparties’ credit ratings.